Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SUPPLEMENTARY CASH FLOW INFORMATION
24.	SUPPLEMENTARY CASH FLOW INFORMATION

	Year ended December 31,
	2025	2024
Non-cash investing and financing activities
Changes in accounts payable and accrued liabilities with respect to construction in progress	$64	$110
Change in accounts payable and accrued liabilities with respect to inventories	301	68
Change in accounts payable and accrued liabilities with respect to operating expenses	1,075	1,001
Change in reclamation and remediation asset	1,070	367